ACCOUNTS AND OTHER RECEIVABLE, NET	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS AND OTHER RECEIVABLE, NET
ACCOUNTS AND OTHER RECEIVABLE, NET

(US$ MILLIONS)	June 30, 2019	December 31, 2018
Current, net	$5,004	$4,307
Non-current, net
Accounts receivable	139	37
Retainer on customer contract	103	103
Billing rights	642	713
Total Non-current, net	$884	$853
Total	$5,888	$5,160

The increase in accounts and other receivable, net from December 31, 2018 is primarily due to the acquisition of Clarios and an increase in trade receivables at Greenergy due to an increase in fuel prices at the end of the quarter, partially offset by the disposition of the partnership's facilities management business and executive relocation business.
Billing rights represent unbilled rights arising at BRK Ambiental from revenue earned from the construction on public concessions contracts classified as financial assets, which are recognized when there is an unconditional right to receive cash or other financial assets from the concession authority for the construction services.